Summary of Significant Accounting Policies (Details 2) (Forecast, USD $) In Thousands, unless otherwise specified	3 Months Ended
Mar. 31, 2014
Forecast
Recent Accounting Pronouncements
Mandated fees under Affordable Care Act	$ 5,000